Commitments and Contingencies - Supplemental balance sheet (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental balance sheet information related to leases
Operating lease ROU asset: Other assets	$ 502,697	$ 579,535	$ 672,246
Operating lease ROU asset	Other assets	Other assets	Other assets
Operating lease liability:
Operating lease liability, current	$ 121,589	$ 108,971	$ 96,104
Other current liabilities	Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liability, noncurrent	$ 437,749	$ 530,597	$ 639,568
Other long-term liabilities	Other long-term liabilities	Other long-term liabilities	Other long-term liabilities
Total operating lease liability	$ 559,338	$ 639,568	$ 735,672